Convertible Notes	6 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
CONVERTIBLE NOTES

11 — CONVERTIBLE NOTES

On September 23, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an institutional investor (the “Investor”), which provides for loans in an aggregate principal amount of up to $8.0 million under three tranches (the “Financing”).

On September 23, 2024, the Company consummated the first closing of the first tranche (the “First Closing of First Tranche”) and issued to the Investor, (A) a convertible promissory note in the aggregate principal amount of up to $750,000, (B) a warrant to purchase up to 74,451 Class A ordinary shares at an initial exercise price of $4.71 per share, subject to certain adjustments (the “Purchase Warrants”), and (C) a pre-funded warrant to purchase up to 191,522 shares at a nominal exercise price of $0.0001 per share, subject to certain adjustments (the “Pre-Funded Warrant”). Pre-Funded Warrants may only be exercised upon occurrence of an Event of Default. In return, the Company received $675,000 (net of original issue discount of 10%) on September 24, 2024 in the First Closing of First Tranche, excluding expenses and commissions.

On October 1, 2024, the Company and the Investor consummated the second closing of the First Tranche. The Company received $675,000 (net of original issue discount of 10%) on October 7, 2024 in a second closing of the First Tranche, excluding expenses and commissions (the “Second Closing of First Tranche”). In the Second Closing of First Tranche, the Company issued to the Investor Purchase Warrants to purchase up to 79,599 shares at an initial exercise price of $4.47 per share, subject to certain adjustments.

On December 11, 2024, pursuant to the terms of the Securities Purchase Agreement and the Letter Agreement, the Company and the Investor consummated the third closing of the First Tranche (the “Third Closing of the First Tranche”). The Company received $900,000 (net of original issue discount of 10%) on December 12, 2024, in the Third Closing of the First Tranche, excluding expenses and commissions, and issued to the Investor Purchase Warrants to purchase up to 160,020 shares at an initial exercise price of $3.25 per share, subject to certain adjustments.

On February 14, 2025, pursuant to the terms of the Securities Purchase Agreement and the Letter Agreement, the Company and the Investor consummated the first closing of the Second Tranche (the “First Closing of the Second Tranche”). The Company received $630,000 (net of original issue discount of 10%) on February 20, 2025 in the First Closing of the Second Tranche, excluding expenses and commissions, and issued to the Investor Purchase Warrants to purchase up to 202,459 shares at an initial exercise price of $1.70 per share, subject to certain adjustments.

On July 22, 2025, pursuant to the terms of the Securities Purchase Agreement and the Letter Agreement, the Company and the Investor consummated the first closing of the Second Tranche (the “Second Closing of the Second Tranche”). The Company received $270,000 (net of original issue discount of 10%) on July 22, 2025 in the Second Closing of Second Tranche, excluding expenses and commissions, the Company issued to the Investor a warrant to purchase up to 123,002 Class A ordinary shares at an initial exercise price of $1.18 per share, subject to certain adjustment.

For the six months ended December 31, 2024, the Company received $2,250,000 (net of original issue discount of 10%) in three closings and incurred expenses and commissions of $350,672. For the six months ended December 31, 2025, the Company received $270,000 (net of original issue discount of 10%) in one closing and incurred expenses and commissions of $56,538.

The Notes will mature on the first anniversary from its issuance. No interest is charged to the Notes. The key terms of the Notes are as follows:

Conversion

The holder of the Notes shall have the right, at such holder’s sole discretion, to convert all or any portion of the convertible notes into Class A ordinary shares at any time after September 23, 2024 at following fixed conversion prices.

Initial Conversion Price
US$
First Closing of First Tranche	4.71
Second Closing of First Tranche	4.66
Third Closing of First Tranche	3.06
First Closing of Second Tranche	1.70
Second Closing of Second Tranche	1.18

Effective upon each of the second Closing and third Closing of First Tranche and Second Tranche, as applicable, the Fixed Conversion Price shall be decreased, but in no event increased, to an amount equal to the lowest of 120% of the average three-day VWAP calculated immediately prior to the applicable Closing date. As a result of the application of this VWAP-based adjustment mechanism upon the Second Closing of the Second Tranche, the conversion price was adjusted to $1.18 as of December 31, 2025.

If the Company receives a conversion notice to convert the First Tranche convertible notes at a time at which the conversion price is less than $0.7616, the Company shall issue a number of shares equal to the conversion amount divided by $0.7616 and pay the economic difference between the conversion price and $0.7616 in cash. If the Company receives a conversion notice to convert the Second Tranche convertible notes at a time at which the conversion price is less than $0.2820, the Company shall issue a number of shares equal to the conversion amount divided by $0.2820 and pay the economic difference between the conversion price and $0.2820 in cash.

The conversion price is subject to adjustments in the events of i) share splits and combinations, ii) Class A ordinary share dividends and distributions, iii) reclassifications, exchanges, substitutions, and iv) issuance of common stocks, issuance of options, issuance of convertible stocks, change in option price or rate of conversion and issuance of units. In addition, the conversion price is also subject to down-round adjustments including adjustments for issuance of common stocks, issuance of options, issuance of convertible stocks, change in option price or rate of conversion and issuance of units.

Acceleration

Upon two trading days’ notice to the Company (the date of such notice, the “Monthly Payment Adjustment Notice Date”), the Investor may elect at its sole option, to defer or accelerate up to five (5) Monthly Payments or any portion of a Monthly Payment, to any Trading Day succeeding such Monthly Payment Adjustment Notice Date provided such date precedes the next monthly Payment Date, provided, however, that any such accelerations shall be payable in shares rather than cash. In addition, the Investor and the Company may mutually agree to additional accelerations or deferrals in excess of the up to five (5) accelerations or deferrals provided for above.

Repayment

Commencing on the earlier of (i) the 60-day anniversary of September 23, 2024 and (ii) the date on which the Resale Registration Statement registering the conversion shares issuable under this Note shall have been declared effective by the SEC, the Company shall pay 105% of the total principal in monthly installments to the Holder of the Notes.

The monthly payments shall be payable in cash; provided, however, that the Company may elect to pay all or part of a monthly payment in the form of conversion shares in the following formula: (A) the monthly payment for such month shall be 100% of the total principal amount multiplied by the quotient determined by dividing one by the remaining number of months divided by (B) a price per share equal to the lesser of (i) the fixed conversion price then in effect, and (ii) 93.5% of the average of the four (4) lowest daily VWAPs during the 15 Trading Day period immediately preceding the applicable payment date, provided that such price shall not be less than $0.7616 for the First Tranche Convertible Notes or $0.2820 for the Second Tranche Convertible Notes.

The Company is also obliged to transfer make whole shares in the event that the 93.5% of market price prevailing on 15 trading days succeeding the payment dates is less than the conversion price. The number of make whole shares equals to the difference between the number of conversion shares the Holder received in monthly payment and the number of conversion shares which the Holder would have received had the succeeding market price applied to such monthly payment.

As of June 30, 2025, the Company has fully settled the note issued in First Closing of First Tranche with principal amount of $750,000, the note issued in Second Closing of First Tranche with principal amount of $750,000 and note issued in Third Closing of First Tranche with principal amount of $1,000,000, and partially settled the note issued in the First closing of Second Tranche with principal amount of $210,000 by issuance of an aggregate of 1,384,809 Class A ordinary shares and payment of cash consideration of $734,935 to the Investor.

For the six months ended December 31, 2025, the Company settled the note issued in the First closing of Second Tranche with principal amount of $420,000 by issuance of an aggregate of 18,815 Class A ordinary shares and payment of cash consideration of $401,938 to the Investor, and settled the note issued in the Second closing of Second Tranche with principal amount of $164,290 by issuance of an aggregate of 34,227 Class A ordinary shares and payment of cash consideration of $131,432 to the Investor.

As of December 31, 2025, the Company had outstanding notes issued in the First closing of Second Tranche with principal amount of $70,000 and notes issued in the Second closing of Second Tranche with principal amount of $135,710, respectively.

Accounting for the Convertible Notes

The Company has classified the convertible notes as liabilities under ASC 470 because it is a debt in its legal form. The Company determined that the conversion feature within the Notes meet the definition of embedded derivatives and the Group estimated a fair value of the derivative liability using the Binominal Tree Model at the date of issuance.

The convertible notes were issued in multiple closings. The Company initially recognized each convertible note at its residual value after allocating the net proceeds of each issuance to the related warrant liabilities (Note 12) and embedded derivative liabilities. Accordingly, the Company allocated net proceeds of $370,328, $420,000, $633,000 $428,150 and $172,800 to the convertible notes issued in each respective closing.

Subsequently, the Company accretes interest on convertible notes based on effective interest rate. The interest expenses was charged to the account of interest expenses on the unaudited condensed consolidated statements of operations and comprehensive loss. For the six months ended December 31, 2024 and 2025, the Company recognized interest expenses of $197,893 and $212,217 on convertible notes, respectively.

On settlement of the Notes, the Company adopted extinguishment accounting to derecognize the convertible notes. The Company charged the difference between the carrying amount of the convertible notes in addition to the fair value of related derivative liabilities and the fair value of Class A ordinary shares on payment dates into the account of “loss on settlement of convertible notes” on the unaudited condensed consolidated statements of operations and comprehensive (loss) income. For the six months ended December 31, 2024 and 2025, the Company recognized loss on settlement of convertible notes of $608,062 and $84,796.

The conversion feature is accounted for as a derivative liability at fair value, with changes in fair value charged to unaudited condensed consolidated statements of operations and comprehensive (loss) income. For the six months ended December 31, 2024 and 2025, the Company recognized an increase in fair value of derivative liability of $99,000 and $9,000 of conversion feature, respectively.

As of December 31, 2025, the carrying amounts of the Company’s convertible notes are principal amount of RMB 1,438,550 ($205,710), net of unamortized debt discount of RMB 592,259 ($84,692).

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s derivate liabilities at their measurement dates:

	First Closing of First Tranche	Second Closing of First Tranche	Third Closing of First Tranche	First Closing of Second Tranche	Second Closing of Second Tranche
Issuance Date	On September 24, 2024	On October 7, 2024	On December 12, 2024	On February 20, 2025	On July 22, 2025
Risk-free rate	3.86%~4.02%	4.28%~4.41%	4.34%~4.35%	4.29%~4.33%	4.09%~4.14%
Estimated volatility rate	37.57%~42.09%	38.86%~45.27%	38.52%~43.00%	31.36%~38.94%	23.82%~38.19%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.32%	8.62%	8.66%	8.69%	8.40%

	First Closing of First Tranche	First Closing of First Tranche	Second Closing of First Tranche	Second Closing of First Tranche	Second Closing of First Tranche	Second Closing of First Tranche
Extinguishment date or Balance sheet date	On November 22, 2024	On December 6, 2024	On December 6, 2024	On December 23, 2024	On January 23, 2025	On February 24, 2025
Risk-free rate	4.53%	4.32%~4.42%	4.41%	4.39%~4.41%	4.28%	4.29%
Estimated volatility rate	37.60%	38.04%~43.99%	39.17%~48.45%	44.96%~49.86%	34.85%~37.20%	34.51%~35.04%
Dividend yield	0%	0%	0%	0%	0%	0%
Bond yield	8.32%	8.64%	8.64%	8.81%	8.70%	8.62%

	Third Closing of First Tranche	Third Closing of First Tranche	Third Closing of First Tranche	Third Closing of First Tranche	Third Closing of First Tranche
Extinguishment date or Balance sheet date	On February 24, 2025	On April 1, 2025	On April 23, 2025	On May 23, 2025	On June 23, 2025
Risk-free rate	4.26%~4.29%	4.15%~4.24%	4.08%~4.10%	4.10~4.29%	4.25%
Estimated volatility rate	30.21%~40.01%	21.78%~36.67%	35.13%~40.10%	38.65%~42.77%	38.52%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.62%	8.49%	8.63%	8.65%	8.51%

	First Closing of Second Tranche	First Closing of Second Tranche	First Closing of Second Tranche	First Closing of Second Tranche	First and Second Closing of Second Tranche	First and Second Closing of Second Tranche
Extinguishment date or Balance sheet date	On April 15, 2025	On June 3, 2025	On June 16, 2025	On July 16, 2025	On August 16, 2025	On September 25, 2025
Risk-free rate	4.02%~4.11%	4.17%~4.23%	4.20%~4.26%	4.09%~4.13%	3.98%~4.00%	3.81%~3.82%
Estimated volatility rate	28.96%~40.19%	28.62%~44.44%	30.60%~40.75%	25.01%~37.62%	43.37%~55.36%	29.23%~45.90%
Dividend yield	0%	0%	0%	0%	0%	0%
Bond yield	8.63%	8.62%	8.59%	8.47%	8.19%	8.08%
	First and Second Closing of Second Tranche	First and Second Closing of Second Tranche	First and Second Closing of Second Tranche	First Closing of Second Tranche	First and Second Closing of Second Tranche
Extinguishment date or Balance sheet date	On October 20, 2025	On November 17, 2025	On December 17, 2025	On June 30, 2025	On December 31, 2025
Risk-free rate	3.63%~3.64%	3.75%	3.60%	3%	3.60%
Estimated volatility rate	35.79%~48.60%	42.87%~53.80%	53.49%~54.29%	28.25%~39.62%	45.31%~49.34%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	7.90%	8.04%	7.92%	8.38%	7.87%